Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of Total Convertible Notes and Warrants	As of April 10, 2024, the aggregate principal amount of the Convertible Notes, including accrued but uncapitalized interest, and the number of Company Warrants and Original Warrants held by such Convertible Note Holder is as follows:

Investor	Principal	Accrued but Uncapitalized Interest	Warrants to Purchase Common Stock
JMCM Holdings LLC (1)	$9,917,870	$231,417	5,684,354
SherpaVentures Fund II, LP	5,247,131	122,433	2,212,768
MH Orbit, LLC (2)	4,016,000	93,707	1,732,673
RBH Ventures Astra SPV, LLC	2,999,000	55,442	1,295,607
Astera Institute	5,000,000	58,333	2,165,842
ERAS Capital, LLC	1,000,000	11,333	433,168
Ulrich Gall	200,000	2,200	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,196,667	50,006	866,337
Adam London	1,173,333	26,128	433,168

Total Convertible Notes and Warrants	$31,750,001	$650,999	14,823,917

(1)	Includes the Original Warrants of which JMCM Holdings LLC is the only holder.
(2)	Investor is an affiliate of JMCM Holdings LLC